Related party transactions - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Associates and Joint Arrangements
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 14	$ 17
Incurred expenses, related parties	133	200
Master Trust Fund | Bell Canada
Disclosure of transactions between related parties [line items]
Recognized revenue, related parties	$ 13	$ 12